Exhibit 99.5

Data Compare Summary (Total)
Run Date - 1/15/2026 5:35:10 PM

Field Label	Loans With Discrepancy	Total Times Compared	% Variance	# Of Loans
Street	6	313	1.92%	313
City	0	313	0.00%	313
State	0	313	0.00%	313
Zip	2	311	0.64%	313
Borrower Last Name	117	311	37.62%	313
Note Date	156	313	49.84%	313
Original Loan Amount	0	313	0.00%	313
First Payment Date	0	66	0.00%	313
Maturity Date	1	311	0.32%	313
Original P&I	0	311	0.00%	313
Representative FICO	3	313	0.96%	313
Interest Only	0	313	0.00%	313
Interest Only Period	0	23	0.00%	313
Purpose	0	313	0.00%	313
Appraised Value	0	68	0.00%	313
# of Units	1	311	0.32%	313
Refi Purpose	0	39	0.00%	313
Prepayment Penalty	0	66	0.00%	313
Subject Debt Service Coverage Ratio	44	313	14.06%	313
Original As-Is LTV	0	65	0.00%	313
Original Term	0	245	0.00%	313
Original Interest Rate	0	247	0.00%	313
Amortization Type	0	247	0.00%	313
Property Type	7	247	2.83%	313
Occupancy	0	247	0.00%	313
Contract Sales Price	82	245	33.47%	313
LTV Valuation Value	2	245	0.82%	313
Original LTV	0	2	0.00%	313
Prepayment Penalty Period (months)	0	2	0.00%	313
Total	421	6,426	6.55%	313